Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 559,272		¥ 6,004,231		¥ 3,893,538
Restricted cash and cash equivalents	703		0		4,892
Short-term deposits	2,408,987		7,326,996		16,770,885
Restricted short-term deposits	93,802		0		653,034
Short-term investments	807,577		979,053		5,622,189
Accounts receivable, net	109,457		198,428		762,018	¥ 153,944
Amounts due from related parties	2,480		193,559		17,262
Financing receivables, net	15,132		768,343		105,344
Prepayments and other current assets	139,447		1,019,019		970,807
Total current assets	4,136,857		16,489,629		28,799,969
Non-current assets
Long-term deposits	0		1,000,000		0
Deferred tax assets	18,334		70,834		127,635
Investments	339,410		4,591,524		2,362,907
Property and equipment, net	324,106		1,296,319		2,256,360
Land use rights, net	249,439		1,784,639		1,736,544
Intangible assets, net	456,759		74,685		3,179,863
Other non-current assets	56,598		223,859		394,026
Total non-current assets	3,362,566		9,278,416		23,409,514
Total assets	7,499,423		25,768,045		52,209,483
Current liabilities
Accounts payable	17,891		114,589		124,551
Deferred revenue	192,954		951,616		1,343,308
Advances from customers	21,559		101,690		150,091
Income taxes payable	64,872		235,561		451,623
Accrued liabilities and other current liabilities	671,234		2,414,371		4,673,000
Amounts due to related parties	31,929		28,336		222,281
Lease liabilities due within one year	16,600		0		115,564
Short-term loans	80,037		0		557,203
Total current liabilities	1,097,076		3,853,026		7,637,621
Non-current liabilities
Lease liabilities	23,382		0		162,779
Deferred revenue	34,552		91,710		240,541
Deferred tax liabilities	38,013		27,505		264,639
Other non-current liabilities	1,651		0		11,495
Total non-current liabilities	817,034		119,215		5,688,025
Total liabilities	1,914,110		3,972,241		13,325,646
Net revenues	3,673,792	¥ 25,576,204	15,763,557	¥ 11,594,792
Net income	485,410	3,379,330	1,641,958	2,493,235
Net cash provided by operating activities	658,118	4,581,691	4,464,814	3,718,452
Net cash used in investing activities	$ (2,242,222)	(15,609,900)	(6,295,386)	(3,037,516)
Variable interest entity
Current assets
Cash and cash equivalents			4,665,938		2,097,191
Restricted cash and cash equivalents			0		4,892
Short-term deposits			2,100,000		4,100,003
Restricted short-term deposits			0		650,000
Short-term investments			979,052		4,581,725
Accounts receivable, net			192,932		189,889
Amounts due from related parties			172,258		15,397
Financing receivables, net			725,336		74,247
Prepayments and other current assets			663,437		556,610
Total current assets			9,498,953		12,269,954
Non-current assets
Long-term deposits			1,000,000		0
Deferred tax assets			70,834		117,214
Investments			862,272		1,875,685
Property and equipment, net			655,402		911,427
Land use rights, net			1,784,639		1,736,544
Intangible assets, net			57,050		622,968
Right of use asset, net			0		65,840
Other non-current assets			143,240		281,989
Total non-current assets			4,573,437		5,611,667
Total assets			14,072,390		17,881,621
Current liabilities
Accounts payable			112,167		90,764
Deferred revenue			950,816		1,225,819
Advances from customers			101,690		150,091
Income taxes payable			162,118		319,888
Accrued liabilities and other current liabilities			2,207,138		2,657,811
Amounts due to related parties			28,336		208,833
Lease liabilities due within one year			0		34,292
Short-term loans			0		270,565
Total current liabilities			3,562,265		4,958,063
Non-current liabilities
Lease liabilities			0		31,105
Deferred revenue			86,977		228,111
Deferred tax liabilities			0		85,479
Other non-current liabilities			0		11,495
Total non-current liabilities			86,977		356,190
Total liabilities			3,649,242		¥ 5,314,253
Net revenues		21,205,945	15,740,097	11,577,104
Net income		4,797,984	3,475,109	2,766,279
Net cash provided by operating activities		6,267,972	4,672,879	3,974,085
Net cash used in investing activities		(4,985,027)	(1,212,622)	(3,571,668)
Net cash provided by financing activities		271,333	0	66,875
Net (decrease) / increase in cash and cash equivalents		¥ 1,554,278	¥ 3,460,257	¥ 469,292